SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 224	$ 284	$ 2,761
Property and equipment	1	2	3
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5		8
Property and equipment	1	2
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	197	232	222
Property and equipment
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	21	51	$ 2,531
Property and equipment